Principles of Consolidation (Details)	Dec. 31, 2025	Feb. 15, 2022
Kandi New Energy [Member] | Kandi Hainan [Member]
Principles of Consolidation [Line Items]
Percentage owned in subsidiary	55.00%
Zhejiang Kandi Technologies [Member] | Kandi Hainan [Member]
Principles of Consolidation [Line Items]
Percentage owned in subsidiary	45.00%
Kandi Hainan [Member] | Hainan Kandi Holding [Member]
Principles of Consolidation [Line Items]
Percentage owned in subsidiary	66.70%
Jiangsu Xingchi [Member] | Hainan Kandi Holding [Member]
Principles of Consolidation [Line Items]
Percentage owned in subsidiary	33.30%
Hainan Kandi Holding [Member]
Principles of Consolidation [Line Items]
Percentage owned in subsidiary		33.30%